Related Party Transactions	12 Months Ended
Aug. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 3 - RELATED PARTY TRANSACTIONS

Related party debt consists of the following as of August 31, 2015 and 2014, respectively:

	2015	2014
1 note payable to related party bearing interest at 4%
payable due March 21, 2017
Balance at beginning of year	$-	$75,000
Advances received	125,000	-
Payments made	(25,000)	(75,000)
Balance at end of year	100,000	-
Less current portion		-
Due after one year	$100,000	$-

In connection with the note the Company has an accrued interest obligation at August 31, 2015 and 2014 of $3,896 and $2,730, respectively. Besides, E-Wiz solutions, LLC has billed and been paid $38,800 for web design work for the fiscal year 2015, the CEO of which became a director subsequent of the work being done for BorrowMoney.